Schedule of Summarized Financial Information for Equity Investees Income Statement (Detail) $ in Millions	12 Months Ended
Dec. 31, 2013 USD ($)
Schedule of Equity Method Investments [Line Items]
Net revenue	$ 8,984
Operating income	1,632
Net income	$ 925